UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        March 31, 2009
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin MacGuire
Title:   President & CCO
Phone:   (203) 656-8177

Signature, Place, and Date of Signing:

/s/ Kevin MacGuire                    Darien, CT               April 28, 2009
------------------             ---------------------          ----------------
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              36
                                                 -------------

Form 13F Information Table Value Total:              $82,340
                                                 ---------------
                                                  (thousands)


                           MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   3/31/2009

                                                                                                                Voting Authority
                           Title of                   Value        Shrs or                   Investment         ----------------
Name of Issuer              Class         Cusip      (x$1000)      Prn Amt.      Shr/Prn     Discretion        Sole          None
--------------              -----         -----      --------      --------      -------     ----------        ----          ----
ALR Technologies             com        001630102         2         33,500        shr          sole            33,500             -
Adobe Systems                com        00724F101     1,139         53,250        shr          sole            24,950        28,300
Abbott Laboratories          com        002824100     3,437         72,048        shr          sole            44,148        27,900
Automatic Data               com        053015103     4,178        118,825        shr          sole            63,725        55,100
Bank of New York             com        064058100       230          8,149        shr          sole             2,489         5,660
Baxter Int'l.                com        071813109     4,863         94,950        shr          sole            47,750        47,200
Blackrock Floating           com        09255Y108       413         51,500        shr          sole            51,500             -
Boeing Co.                   com        097023105       987         27,750        shr          sole            12,650        15,100
CVS Caremark                 com        126650100     4,449        161,850        shr          sole            86,450        75,400
Capital One Financial        com        14040H105       836         68,275        shr          sole            29,425        38,850
Carnival Corp.               com        143658300     1,791         82,900        shr          sole            42,600        40,300
Comcast Corp.                com        20030N101       327         24,000        shr          sole                 -        24,000
Comcast Corp.                com        20030N200     1,802        140,005        shr          sole            84,855        55,150
ConocoPhillips               com        20825C104       285          7,280        shr          sole             2,830         4,450
Credit Suisse                com        H3698D419       260          8,528        shr          sole             8,528             -
Exxon Mobil                  com        30231G102    12,705        186,570        shr          sole            51,643       134,927
Factset Research             com        303075105     3,540         70,810        shr          sole            46,510        24,300
General Dynamics             com        369550108     2,436         58,580        shr          sole            36,430        22,150
General Electric             com        369604103       121         12,000        shr          sole            12,000             -
Ishares S&P 100              com        464287101       226          6,000        shr          sole                 -         6,000
JP Morgan Chase              com        46625H100     3,328        125,207        shr          sole            74,707        50,500
Johnson & Johnson            com        478160104       257          4,884        shr          sole             4,884             -
Merck & Co.                  com        589331107     1,581         59,100        shr          sole            26,100        33,000
Morgan Stanley               com        617446448     1,770         77,750        shr          sole            41,550        36,200
Nabors Industries            com        G6359F103       357         35,700        shr          sole            35,700             -
The Pantry Inc               com        698657103       934         53,055        shr          sole            28,155        24,900
Pepsico Inc.                 com        713448108     3,266         63,450        shr          sole            31,650        31,800
Proctor & Gamble             com        742718109     4,406         93,565        shr          sole            51,675        41,890
SPDR 500 Tr.                 com        78462F103     2,649         33,310        shr          sole             2,310        31,000
SPDR Gold Tr.                com        78463V107     7,519         83,280        shr          sole            38,980        44,300
Schlumberger, Ltd            com        806857108     3,652         89,910        shr          sole            53,910        36,000
Smith International          com        832110100     1,808         84,160        shr          sole            50,160        34,000
3M Co.                       com        88579Y101       818         16,460        shr          sole                 -        16,460
United Technologies          com        913017109     3,170         73,750        shr          sole            38,550        35,200
Wells Fargo                  com        949746101       171         12,000        shr          sole            12,000             -
Williams Cos.                com        969457100     2,626        230,750        shr          sole           115,450       115,300